John Hancock
Preferred Income Fund II
Quarterly portfolio holdings 4/30/2023

Fund’s investments
As of 4-30-23 (unaudited)
	Shares	Value
Preferred securities (A) 89.3% (54.6% of Total investments)		$285,125,385
(Cost $333,167,099)
Communication services 5.6%		17,750,266
Diversified telecommunication services 1.0%
Qwest Corp., 6.750%	220,000	3,053,600
Media 0.5%
Paramount Global, 5.750%	50,000	1,591,500
Wireless telecommunication services 4.1%
Telephone & Data Systems, Inc., 6.000%	222,100	2,982,803
Telephone & Data Systems, Inc., 6.625%	211,250	3,162,413
U.S. Cellular Corp., 5.500%	105,000	1,588,650
U.S. Cellular Corp., 5.500%	110,000	1,677,500
U.S. Cellular Corp., 6.250%	220,000	3,693,800
Consumer discretionary 0.8%		2,475,025
Broadline retail 0.8%
Qurate Retail, Inc., 8.000%	73,500	2,252,775
QVC, Inc., 6.250% (B)(C)	25,000	222,250
Energy 1.2%		3,831,000
Oil, gas and consumable fuels 1.2%
NuStar Logistics LP, 11.994% (3 month LIBOR + 6.734%) (C)(D)	150,000	3,831,000
Financials 48.1%		153,799,935
Banks 19.7%
Bank of America Corp., 4.250% (C)	134,925	2,548,733
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (C)	110,000	2,795,100
Bank of America Corp., 7.250% (C)	7,000	8,287,510
Citigroup Capital XIII, 11.643% (3 month LIBOR + 6.370%) (C)(D)	265,000	7,730,050
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month CME Term SOFR + 4.302%) (C)	300,564	7,637,331
Fifth Third Bancorp, 6.000% (C)	150,000	3,600,000
Fulton Financial Corp., 5.125% (C)	113,025	1,876,215
Huntington Bancshares, Inc., Series J, 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	123,150	3,077,519
KeyCorp, 5.650%	64,375	1,383,419
Pinnacle Financial Partners, Inc., 6.750%	120,222	2,854,070
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	154,500	3,471,615
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (C)	269,225	6,679,472
Wells Fargo & Company, 7.500% (B)(C)	7,500	8,760,225
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	93,000	2,174,340
Capital markets 7.2%
Brookfield Finance, Inc., 4.625% (C)	95,000	1,547,550
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	125,000	3,141,250
Morgan Stanley, 6.500% (B)(C)	208,450	5,448,883
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (C)	99,875	2,534,828
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (C)	405,472	10,331,427
Consumer finance 1.2%
Navient Corp., 6.000%	200,341	3,838,534
2	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 1.0%
Federal National Mortgage Association, Series S, 8.250% (E)	75,000	$118,500
KKR Group Finance Company IX LLC, 4.625%	98,275	1,874,104
National Rural Utilities Cooperative Finance Corp., 5.500% (C)	46,175	1,155,299
Insurance 19.0%
AEGON Funding Company LLC, 5.100% (B)(C)	267,925	5,955,973
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (C)	131,750	3,146,190
American Financial Group, Inc., 5.125% (B)(C)	123,850	2,841,119
American International Group, Inc., 5.850% (C)	207,000	5,214,330
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (C)	283,775	7,014,918
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (C)	270,000	5,856,300
Brighthouse Financial, Inc., 6.600%	306,687	7,342,087
Lincoln National Corp., 9.000% (C)	220,450	5,813,267
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (C)	282,950	7,427,438
RenaissanceRe Holdings, Ltd., 4.200% (C)	169,000	3,097,770
The Phoenix Companies, Inc., 7.450%	216,500	3,807,694
Unum Group, 6.250%	137,500	3,416,875
Industrials 1.2%		3,740,680
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	137,525	3,740,680
Real estate 3.6%		11,581,572
Health care REITs 2.1%
Diversified Healthcare Trust, 5.625% (C)	587,645	6,746,165
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	160,450	3,064,595
Office REITs 0.5%
Vornado Realty Trust, 5.400%	116,600	1,553,112
Specialized REITs 0.1%
Public Storage, 4.625% (C)	10,000	217,700
Utilities 28.8%		91,946,907
Electric utilities 6.4%
Duke Energy Corp., 5.750%	179,675	4,626,631
NextEra Energy Capital Holdings, Inc., 5.650% (C)	3,725	95,658
NextEra Energy, Inc., 6.219% (C)	100,400	4,927,632
NextEra Energy, Inc., 6.926% (C)	90,800	4,298,472
NSTAR Electric Company, 4.780% (C)	15,143	1,303,055
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)(C)	79,650	1,704,510
SCE Trust VI, 5.000%	181,500	3,591,885
Gas utilities 1.6%
South Jersey Industries, Inc., 5.625% (C)	188,875	2,742,465
UGI Corp., 7.250%	28,200	2,242,464
Independent power and renewable electricity producers 2.0%
The AES Corp., 6.875%	69,600	6,264,696
Multi-utilities 18.8%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)(C)	290,000	6,635,200
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)(C)	420,050	$9,728,358
CMS Energy Corp., 5.625% (B)(C)	187,515	4,697,251
CMS Energy Corp., 5.875% (C)	189,700	4,710,251
DTE Energy Company, Series E, 5.250% (B)(C)	160,000	3,819,200
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	237,872	5,601,886
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	338,000	8,433,100
NiSource, Inc., 7.750% (B)(C)	93,100	9,871,393

Sempra Energy, 5.750% (C)	270,000	6,652,800
Common stocks 3.0% (1.9% of Total investments)		$9,789,532
(Cost $12,099,021)
Communication services 0.4%		1,281,390
Diversified telecommunication services 0.4%
Verizon Communications, Inc. (C)	33,000	1,281,390
Energy 0.7%		2,269,500
Oil, gas and consumable fuels 0.7%
The Williams Companies, Inc. (C)	75,000	2,269,500
Utilities 1.9%		6,238,642
Multi-utilities 1.9%
Algonquin Power & Utilities Corp. (B)(C)	206,100	6,238,642

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 65.9% (40.3% of Total investments)				$210,407,128
(Cost $237,144,593)
Communication services 2.3%				7,257,259
Media 1.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	6,700,000	5,746,992
Wireless telecommunication services 0.5%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)(F)	6.875	07-19-27	1,714,000	1,510,267
Consumer discretionary 2.6%				8,424,133
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	2,500,000	2,184,375
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)(F)	6.500	09-30-28	7,239,000	6,239,758
Consumer staples 0.2%				616,400
Food products 0.2%
Land O’ Lakes, Inc. (C)(F)(G)	8.000	07-16-25	670,000	616,400
Energy 7.7%				24,660,830
Oil, gas and consumable fuels 7.7%
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%) (B)(C)	7.375	01-15-83	4,193,000	4,151,070
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (C)	7.625	01-15-83	2,500,000	2,546,454
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	6,500,000	4,966,315
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	6,000,000	5,055,000
Energy Transfer LP (3 month LIBOR + 3.018%) (C)(D)	7.831	11-01-66	8,050,000	5,997,250
Transcanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%) (B)(C)	5.600	03-07-82	2,300,000	1,944,741
4	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 39.8%				$126,981,354
Banks 29.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (C)(F)	5.875	03-15-28	6,096,000	5,516,880
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(C)(F)	6.125	04-27-27	5,750,000	5,574,983
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (C)(F)	6.500	10-23-24	1,636,000	1,630,961
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (C)(F)	7.750	09-15-23	1,102,000	1,037,004
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (C)(F)	8.000	06-15-24	1,935,000	1,784,844
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)(C)(F)	8.000	03-15-29	2,240,000	1,962,016
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)(F)(G)	7.750	08-16-29	2,450,000	2,339,750
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	4,525,000	4,468,438
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (C)(F)	6.375	04-06-24	6,000,000	5,190,000
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(C)(F)	4.250	01-01-27	3,900,000	3,223,412
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(C)(F)	6.450	10-01-27	4,250,000	4,005,294
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	4,250,000	3,587,316
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	3,500,000	3,122,085
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(C)(F)	4.600	02-01-25	3,926,000	3,641,365
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(F)	6.750	02-01-24	667,000	666,200
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(F)	7.500	06-27-24	6,000,000	5,770,890
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	7,200,000	4,734,000
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(C)	8.625	10-27-82	5,240,000	5,373,885
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(C)(F)	6.000	05-15-27	5,965,000	5,532,538
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(C)(F)	6.200	09-15-27	7,031,000	6,621,146
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(C)(F)	6.250	03-15-30	6,000,000	5,499,000
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(D)(F)	8.492	08-01-23	1,330,000	1,323,572
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(C)	8.125	10-31-82	7,867,000	8,012,776
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)(F)	3.700	01-15-27	1,735,000	1,335,950
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(F)	5.900	06-15-24	2,000,000	1,885,800
Capital markets 2.6%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(C)(F)	4.000	06-01-26	4,000,000	3,355,080
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(C)(F)	4.000	12-01-30	2,700,000	2,075,625
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(C)(F)	5.000	06-01-27	1,475,000	1,272,188
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (C)(F)	5.375	06-01-25	1,600,000	1,523,000
Consumer finance 1.8%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (C)(F)	3.550	09-15-26	3,115,000	2,617,158
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,400,000	3,218,716
Financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(C)	5.750	09-01-40	3,000,000	2,504,551
Insurance 5.2%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	4,000,000	3,886,510
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (C)(F)	5.875	03-15-28	5,277,000	$4,896,778
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	5,750,000	3,347,593
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(F)(G)	7.000	05-13-25	6,890,000	4,444,050
Utilities 13.3%				42,467,152
Electric utilities 7.6%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(C)	3.250	01-15-82	3,350,000	2,529,250
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)(C)(F)	5.000	12-15-26	2,790,000	2,384,935
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	7,500,000	6,678,938
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(C)	6.750	06-15-76	2,490,000	2,371,508
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (C)	5.650	05-01-79	5,500,000	4,966,542
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (F)(G)	10.250	03-15-28	5,445,000	5,341,963
Independent power and renewable electricity producers 2.8%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	2,440,000	2,188,261
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (F)(G)	8.000	10-15-26	7,250,000	6,833,125
Multi-utilities 2.9%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (F)	6.125	09-01-23	5,092,000	4,850,130
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(C)	4.750	06-01-50	3,500,000	3,062,500

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,260,000
Capital preferred securities (H) 2.9% (1.8% of Total investments)				$9,188,802
(Cost $10,678,500)
Financials 1.3%				4,113,802
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(C)(G)	7.875	12-15-37	3,900,000	4,113,802
Utilities 1.6%				5,075,000
Multi-utilities 1.6%
Dominion Resources Capital Trust III (B)(C)	8.400	01-15-31	5,000,000	5,075,000

	Yield (%)	Shares	Value
Short-term investments 2.3% (1.4% of Total investments)			$7,421,127
(Cost $7,421,837)
Short-term funds 2.3%			7,421,127
John Hancock Collateral Trust (I)	4.9058(J)	742,328	7,421,127

Total investments (Cost $600,511,050) 163.4%	$521,931,974
Other assets and liabilities, net (63.4%)	(202,553,729)
Total net assets 100.0%	$319,378,245

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is on loan as of 4-30-23, and is a component of the fund’s leverage under the Credit Facility Agreement.
6	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-23 was $357,884,265. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $173,060,721.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-23.
The fund had the following country composition as a percentage of total investments on 4-30-23:
United States	84.8%
Canada	9.3%
Bermuda	3.1%
United Kingdom	2.0%
Other countries	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND II	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	104,000,000	USD	Fixed 3.662%	USD Federal Funds Rate Compounded OIS	Semi-Annual	Quarterly	May 2026	—	—	—
								—	—	—

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
8	JOHN HANCOCK PREFERRED INCOME FUND II | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$17,750,266	$17,750,266	—	—
Consumer discretionary	2,475,025	2,475,025	—	—
Energy	3,831,000	3,831,000	—	—
Financials	153,799,935	146,914,722	$6,885,213	—
Industrials	3,740,680	3,740,680	—	—
Real estate	11,581,572	11,581,572	—	—
Utilities	91,946,907	82,299,501	9,647,406	—
Common stocks	9,789,532	9,789,532	—	—
Corporate bonds	210,407,128	—	210,407,128	—
Capital preferred securities	9,188,802	—	9,188,802	—
Short-term investments	7,421,127	7,421,127	—	—
Total investments in securities	$521,931,974	$285,803,425	$236,128,549	—
Derivatives:
Assets
Swap contracts	—	—	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	742,328	—	$125,633,642	$(118,214,388)	$2,583	$(710)	$276,705	—	$7,421,127
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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